September 15, 2006

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549-0506

Re:	Separate Account VA S
File No. 811-21453, CIK: 0001162323
Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA S, a unit investment trust registered under the Act, recently mailed to its contract owners the semi/annual report for the following underlying management investment companies: AEGON/Transamerica Series Trust, AIM Variable Insurance Funds, Columbia Funds Variable Annuity Trust, Dreyfus Investment Portfolios, Dreyfus Variable Investment Fund, Federated Insurance Series, Huntington VA Funds, MFS® Variable Insurance Trust, The Universal Institutional Funds, Inc., Van Kampen Life Investment Trusts, and Wanger Advisors Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act. Pursuant to Rule 30d-1 under the Act the following annual reports were filed with the commission via EDGAR:

•	Filed on August 29, 2006, AEGON/Transamerica Series Trust (CIK: 0000778207);

•	Filed on August 25, 2006, AIM Variable Insurance Funds (CIK: 0000896435);

•	Filed on September 7, 2006, Columbia Funds Variable Insurance Trust (CIK: 0000898445);

•	Filed on August 18, 2006, Dreyfus Investment Portfolios (CIK: 0001056707);

•	Filed on August 17, 2006, Dreyfus Variable Investment Fund (CIK: 0000813383);

•	Filed on August 28, 2006, Federated Insurance Series (CIK: 0000912577);

•	Filed on September 7, 2006, Huntington VA Funds (CIK: 0001091462);

•	Filed on August 29, 2006, MFS® Variable Insurance Trust (CIK: 0000918571);

•	Filed on September 7, 2006, The Universal Institutional Funds, Inc. (CIK: 0001011378);

•	Filed on August 29, 2006, Van Kampen Life Investment Trusts (CIK: 0000778536); and

•	Filed on September 1, 2006, Wanger Advisors Trust (CIK: 0000929521).

Securities and Exchange Commission

September 15, 2006

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith, Vice President
Transamerica Life Insurance Company